Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund IV
Entity Central Index Key	0001517936
Entity Investment Company Type	N-1A
Document Effective Date	Oct. 27, 2025
Document Creation Date	Oct. 27, 2025
Document Period End Date	Oct. 31, 2024
FT Vest Rising Dividend Achievers Target Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

1.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the final paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.
2.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the risk factor “Non-Diversification Risk” set forth in the section entitled “Principal Risks” is hereby deleted in its entirety.